Contractual Liabilities - Schedule of Roll-forward of Contractual Liabilities (Details) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Long-Term Contractual Liabilities [Roll Forward]
At the beginning of the year	$ 193,033,065
Increase in contractual liabilities	58,638,810	$ 0
Accrued interest	8,852,616
Interest paid	(5,136,478)	$ 0
Long-term contractual liabilities	255,388,013
At the end of the period	$ 244,524,393